Investment Objectives and Goals - KraneShares Wahed Alternative Income Index ETF	Sep. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Wahed Alternative Income Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Wahed Alternative Income Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the Wahed Shariah Alternative Income Index (the “Underlying Index”).